Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk
Concentrations of Credit Risk

(18)                          Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues from commissions and fees are as follows:

	Year ended December 31,
	2010	% of sales	2011	% of sales	2012	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	275,785	22%	331,556	22%	330, 699	21%
China Pacific Property Insurance Co., Ltd.	202,215	16%	184,717	12%	208,797	13%
Ping An Property & Casualty Insurance Company of China, Ltd.	156,091	13%	181,088	12%	185,595	12%
	634,091	51%	697,361	46%	725,091	46%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2011	%	2012	%
	RMB		RMB
PICC	31,982	18%	32,980	17%
Aviva-Cofco Life Insurance Co., Ltd.	17,021	10%	—	—
	49,003	28%	32,980	17%

The Group performs ongoing credit evaluations of its customers and related parties and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations on the amounts due from Sincere Fame and its subsidiaries (note 16(a)(i)).  As the Group has significant influences over the operations of Sincere Fame through it equity interest investment, and the historically positive operating results of Sincere Fame and its subsidiaries, the Group considered that the credit risks on the amounts due from an affiliate and its subsidiaries as not significant.

The Group performs ongoing credit evaluations on the amount due from Jintaiping (note16(a)(ii)).  As the Group has an equity investment in Jintaiping and the respective revolving loan has a short term of one year, the Group considered that the credit risks on the amounts due from Jintaiping as not significant.

Currency risk

Except for the proceeds from the initial public offering and the follow-on offering (which were in USD), substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not fully convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.